Intangible assets and goodwill (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible assets and goodwill
Schedule of carrying value, accumulated amortization, and book value of intangible assets and goodwill
Acquisition or manufacturing costs
in € THOUS
	January 1, 2018	Foreign currency translation	Changes in consolidation group	Additions	Reclassi- fications	Disposals	December 31, 2018
Amortizable intangible assets
Non-compete agreements	310.163	12.427	6.339	720	(2)	(4.737)	324.910
Technology	149.191	3.973	-	-	-	-	153.164
Licenses and distribution agreements	173.713	3.049	-	61.166	(3)	(2.300)	235.625
Customer relationships	147.096	2.015	(125.264)	-	-	-	23.847
Construction in progress	78.757	2.785	-	107.097	(23.050)	(17.587)	148.002
Internally developed intangibles	169.095	2.158	(9.763)	17.501	38.643	(601)	217.033
Other	358.092	9.490	(3.368)	9.881	12.883	(5.588)	381.390
	1.386.107	35.897	(132.056)	196.365	28.471	(30.813)	1.483.971
Non-amortizable intangible assets
Tradename	174.689	8.212	-	-	-	-	182.901
Management contracts	3.038	96	-	-	-	-	3.134
	177.727	8.308	-	-	-	-	186.035
Intangible assets	1.563.834	44.205	(132.056)	196.365	28.471	(30.813)	1.670.006
Goodwill	12.103.921	441.972	(336.287)	-	-	-	12.209.606

Amortization
in € THOUS
	January 1, 2018	Foreign currency translation	Changes in consolidation group	Additions	Impairment loss	Reclassi- fications	Disposals	December 31, 2018
Amortizable intangible assets
Non-compete agreements	262.381	11.338	(1.468)	14.675	-	17	(4.647)	282.296
Technology	64.563	2.995	(356)	10.740	46.663	-	-	124.605
Licenses and distribution agreements	119.819	577	-	12.673	726	(3)	(2.300)	131.492
Customer relationships	50.572	727	(53.247)	9.226	-	-	(33)	7.245
Construction in progress	-	-	-	-	16.750	-	(16.750)	-
Internally developed intangibles	108.906	2.927	(2.475)	20.357	-	9.202	(574)	138.343
Other	274.535	8.003	(6.375)	25.753	580	6.064	(3.866)	304.694
	880.776	26.567	(63.921)	93.424	64.719	15.280	(28.170)	988.675

Book value
in € THOUS
	December 31, 2018	December 31, 2017
Amortizable intangible assets
Non-compete agreements	42.614	47.782
Technology	28.559	84.628
Licenses and distribution agreements	104.133	53.894
Customer relationships	16.602	96.524
Construction in progress	148.002	78.757
Internally developed intangibles	78.690	60.189
Other	76.696	83.557
	495.296	505.331
Non-amortizable intangible assets
Tradename	182.901	174.689
Management contracts	3.134	3.038
	186.035	177.727
Intangible assets	681.331	683.058
Goodwill	12.209.606	12.103.921

Acquisition or manufacturing costs
in € THOUS
	January 1, 2017	Foreign currency translation	Changes in consolidation group	Additions	Reclassi- fications	Disposals	December 31, 2017
Amortizable intangible assets
Non-compete agreements	342.157	(39.132)	11.046	-	(1.541)	(2.367)	310.163
Technology	167.814	(11.924)	(1.370)	-	-	(5.329)	149.191
Licenses and distribution agreements	182.855	(11.079)	(535)	4.119	(398)	(1.249)	173.713
Customer relationships	247.428	(23.852)	(76.480)	-	-	-	147.096
Construction in progress	17.904	(2.689)	16.600	56.718	(9.776)	-	78.757
Internally developed intangibles	164.396	(13.244)	-	13.878	6.668	(2.603)	169.095
Other	375.355	(31.215)	6.036	12.693	796	(5.573)	358.092
	1.497.909	(133.135)	(44.703)	87.408	(4.251)	(17.121)	1.386.107
Non-amortizable intangible assets
Tradename	198.692	(24.003)	-	-	-	-	174.689
Management contracts	3.318	(280)	-	-	-	-	3.038
	202.010	(24.283)	-	-	-	-	177.727
Intangible assets	1.699.919	(157.418)	(44.703)	87.408	(4.251)	(17.121)	1.563.834
Goodwill	12.955.574	(1.448.071)	596.418	-	-	-	12.103.921

Amortization
in € THOUS
	January 1, 2017	Foreign currency translation	Changes in consolidation group	Additions	Impairment loss	Reclassi- fications	Disposals	December 31, 2017
Amortizable intangible assets
Non-compete agreements	278.102	(33.657)	-	21.790	-	(1.555)	(2.299)	262.381
Technology	61.133	(7.742)	-	11.172	-	-	-	64.563
Licenses and distribution agreements	114.934	(6.502)	-	12.646	-	(10)	(1.249)	119.819
Customer relationships	59.576	(6.795)	(24.977)	22.768	-	-	-	50.572
Construction in progress	-	-	-	-	-	-	-	-
Internally developed intangibles	102.024	(8.125)	-	16.051	-	780	(1.824)	108.906
Other	281.030	(24.193)	58	28.346	-	(5.640)	(5.066)	274.535
	896.799	(87.014)	(24.919)	112.773	-	(6.425)	(10.438)	880.776

Schedule of the carrying amount of goodwill and indefinite-lived intangibles by geographical area
Allocation of the carrying amount to CGUs
in € THOUS
	North America		EMEA		Asia-Pacific		Latin America
	2018	2017	2018	2017	2018	2017	2018	2017

Goodwill	10.128.309	10.152.243	1.282.632	1.226.983	662.097	641.271	136.568	83.424
Management contracts with indefinite useful life	-	-	-	-	3.134	3.038	-	-
Trade name with indefinite useful life	182.329	174.074	-	-	-	-	572	615